CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per share, Basic	$ (1.56)	$ (1.11)
Net loss per share, Diluted	$ (1.56)	$ (1.11)
Weighted average shares, Basic	7,204,177	6,175,193
Weighted average shares, Diluted	7,204,177	6,175,193